DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers S&P SmallCap 600 ESG ETF

May 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 1.8%
Cars.com, Inc.*	978	$17,262
Cinemark Holdings, Inc.*	1,693	27,105
Consolidated Communications Holdings, Inc.*	1,128	4,117
EW Scripps Co., Class A*	916	7,218
Gannett Co., Inc.*	2,307	5,122
Lumen Technologies, Inc.	14,552	28,813
QuinStreet, Inc.*	798	7,358
Scholastic Corp.	467	19,838
TechTarget, Inc.*	422	14,660
Thryv Holdings, Inc.*	484	11,277
Yelp, Inc.*	1,101	36,883

(Cost $200,588)		179,653

Consumer Discretionary - 14.1%
Aaron’s Co., Inc.	476	5,826
Abercrombie & Fitch Co., Class A*	774	24,017
Academy Sports & Outdoors, Inc.	1,234	60,417
Adtalem Global Education, Inc.*	718	29,797
American Axle & Manufacturing Holdings, Inc.*	1,810	12,217
American Eagle Outfitters, Inc.	2,752	27,988
America’s Car-Mart, Inc.*	91	7,419
Big Lots, Inc. (a)	439	2,204
BJ’s Restaurants, Inc.*	369	10,989
Bloomin’ Brands, Inc.	1,386	33,112
Boot Barn Holdings, Inc.*	471	31,849
Brinker International, Inc.*	696	25,460
Caleres, Inc. (a)	562	9,700
Cavco Industries, Inc.*	128	31,869
Century Communities, Inc.	446	28,379
Cheesecake Factory, Inc. (a)	755	23,654
Chico’s FAS, Inc.*	1,974	8,962
Children’s Place, Inc.*	193	2,901
Chuy’s Holdings, Inc.*	284	10,463
Cracker Barrel Old Country Store, Inc.	351	34,405
Dine Brands Global, Inc. (a)	247	14,778
Dorman Products, Inc.*	447	36,676
El Pollo Loco Holdings, Inc.	309	2,824
Ethan Allen Interiors, Inc.	359	8,986
Frontdoor, Inc.*	1,287	39,678
Gentherm, Inc.*	524	28,799
Green Brick Partners, Inc.*	428	20,488
Group 1 Automotive, Inc.	230	51,407
Guess?, Inc.	481	9,240
Hanesbrands, Inc. (a)	5,517	22,675
Haverty Furniture Cos., Inc.	208	5,489
Hibbett, Inc.	201	7,240
iRobot Corp.*	430	15,243
Jack in the Box, Inc.	325	28,132
La-Z-Boy, Inc.	680	18,170
LCI Industries	402	43,432
Leslie’s, Inc.*(a)	2,349	22,269
LGI Homes, Inc. *(a)	324	36,861
MDC Holdings, Inc.	917	36,937
Meritage Homes Corp.	578	66,661
Mister Car Wash, Inc.*	1,250	10,313
Monro, Inc.	495	20,478
Movado Group, Inc.	247	6,286
ODP Corp.*	637	25,518
Oxford Industries, Inc.	234	23,386
PetMed Express, Inc.	333	4,938
Ruth’s Hospitality Group, Inc.	479	10,265
Sally Beauty Holdings, Inc.*	1,694	19,074
Shake Shack, Inc., Class A*	589	38,974
Signet Jewelers Ltd. (a)	718	45,586
Sleep Number Corp.*	347	6,295
Sonos, Inc.*(a)	2,011	29,220
Standard Motor Products, Inc.	296	10,455
Steven Madden Ltd.	1,156	36,079
Strategic Education, Inc.	351	27,697
Stride, Inc.*	647	26,145
Tri Pointe Homes, Inc.*	1,593	46,532
Upbound Group, Inc.	791	23,659
Urban Outfitters, Inc.*	946	29,156
Winnebago Industries, Inc. (a)	482	26,818
Wolverine World Wide, Inc.	1,244	16,645

(Cost $1,614,409)		1,421,132

Consumer Staples - 4.8%
Andersons, Inc.	492	19,193
B&G Foods, Inc. (a)	1,132	14,501
Calavo Growers, Inc.	281	9,085
Cal-Maine Foods, Inc.	599	28,482
Edgewell Personal Care Co.	812	31,627
elf Beauty, Inc.*	800	83,216
Fresh Del Monte Produce, Inc.	483	12,732
Hain Celestial Group, Inc.*	1,413	17,253
Hostess Brands, Inc.*	2,115	52,621
John B Sanfilippo & Son, Inc.	141	16,388
MGP Ingredients, Inc.	243	23,100
National Beverage Corp.*	369	18,236
PriceSmart, Inc.	397	28,775
8rSeneca Foods Corp., Class A*	84	3,884
Simply Good Foods Co.*	1,336	48,350
SpartanNash Co.	558	12,778
TreeHouse Foods, Inc.*	797	37,738
United Natural Foods, Inc.*	945	25,241

(Cost $417,529)		483,200

Energy - 4.2%
Archrock, Inc.	2,112	19,008

Bristow Group, Inc.*	372	9,095
Callon Petroleum Co.*	808	24,749
Civitas Resources, Inc.	820	54,776
Comstock Resources, Inc. (a)	1,446	13,477
Core Laboratories, Inc.	737	16,118
DMC Global, Inc.*	293	4,753
Dril-Quip, Inc.*	536	11,980
Green Plains, Inc.*(a)	937	27,173
Helix Energy Solutions Group, Inc.*	2,254	14,155
Helmerich & Payne, Inc.	1,651	50,983
Nabors Industries Ltd.*	142	11,885
Oil States International, Inc.*	1,009	6,417
Par Pacific Holdings, Inc.*	876	18,676
Patterson-UTI Energy, Inc.	3,425	33,360
SM Energy Co.	1,940	51,003
Talos Energy, Inc.*	1,030	12,679
US Silica Holdings, Inc.*	1,196	13,551
Vital Energy, Inc.*(a)	266	11,036
World Fuel Services Corp.	978	22,367

(Cost $464,316)		427,241

Financials - 16.2%
Ambac Financial Group, Inc.*	709	9,876
American Equity Investment Life Holding Co.	1,097	43,277
Ameris Bancorp	1,030	32,507
AMERISAFE, Inc.	302	15,420
Assured Guaranty Ltd.	948	49,059
Atlantic Union Bankshares Corp.	1,180	30,161
Avantax, Inc.*	629	13,310
Axos Financial, Inc.*	844	31,920
Banc of California, Inc.	868	9,279
BancFirst Corp.	275	23,257
Bancorp, Inc.*	879	27,126
BankUnited, Inc.	1,196	22,628
Banner Corp.	540	23,366
Berkshire Hills Bancorp, Inc.	699	14,295
Bread Financial Holdings, Inc.	787	22,178
Brightsphere Investment Group, Inc.	510	10,960
Central Pacific Financial Corp.	425	6,209
City Holding Co.	235	20,255
Community Bank System, Inc.	848	41,925
Customers Bancorp, Inc.*	481	11,073
Donnelley Financial Solutions, Inc.*	395	17,518
Encore Capital Group, Inc.*	370	15,936
Enova International, Inc.*	493	22,934
EVERTEC, Inc.	1,029	35,480
FB Financial Corp.	555	14,796
First BanCorp	2,887	32,219
First Commonwealth Financial Corp.	1,624	20,544
First Financial Bancorp	1,498	28,402
First Hawaiian, Inc.	2,013	33,194
Franklin BSP Realty Trust, Inc. REIT	1,294	17,456
Genworth Financial, Inc., Class A*	7,826	41,869
Green Dot Corp., Class A*	739	13,472
Hanmi Financial Corp.	481	6,926
Heritage Financial Corp.	554	9,058
Hilltop Holdings, Inc.	726	21,432
HomeStreet, Inc.	281	1,472
Hope Bancorp, Inc.	1,887	15,134
Horace Mann Educators Corp.	646	19,412
Independent Bank Group, Inc.	560	18,687
Mr Cooper Group, Inc.*	1,094	50,608
National Bank Holdings Corp., Class A	594	17,778
NBT Bancorp, Inc.	676	22,680
Northfield Bancorp, Inc.	658	6,731
Northwest Bancshares, Inc.	2,004	21,062
OFG Bancorp	752	18,244
Pacific Premier Bancorp, Inc.	1,501	28,264
Park National Corp.	228	22,515
Pathward Financial, Inc.	435	19,114
PennyMac Mortgage Investment Trust REIT (a)	1,400	16,296
Piper Sandler Cos.	216	27,512
PRA Group, Inc.*	615	11,501
ProAssurance Corp.	852	10,352
PROG Holdings, Inc.*	790	25,778
Provident Financial Services, Inc.	1,188	18,865
Radian Group, Inc.	2,481	63,365
Redwood Trust, Inc. REIT (a)	1,782	10,549
Renasant Corp.	884	23,090
S&T Bancorp, Inc.	615	16,494
Safety Insurance Group, Inc.	232	16,894
Seacoast Banking Corp. of Florida	1,320	27,298
Simmons First National Corp., Class A	2,007	32,654
Southside Bancshares, Inc.	473	12,535
Stewart Information Services Corp.	428	19,192
StoneX Group, Inc.*	277	22,240
Tompkins Financial Corp.	198	10,355
Triumph Financial, Inc.*	357	18,535
Trupanion, Inc.*	555	12,471
TrustCo Bank Corp. NY	300	8,289
Trustmark Corp.	963	20,107
Two Harbors Investment Corp. REIT	1,520	18,909
United Fire Group, Inc.	342	7,346
Universal Insurance Holdings, Inc.	433	6,214
Veritex Holdings, Inc.	854	14,749
Virtus Investment Partners, Inc.	107	20,413
Walker & Dunlop, Inc.	485	35,497
WisdomTree, Inc.	1,763	11,988
World Acceptance Corp.*	53	5,893
WSFS Financial Corp.	973	32,537

(Cost $1,974,859)		1,628,936

Health Care - 11.3%
Addus HomeCare Corp.*	254	22,898
AMN Healthcare Services, Inc.*(a)	684	64,953
Amphastar Pharmaceuticals, Inc.*	596	26,445
AngioDynamics, Inc.*	616	5,827
Anika Therapeutics, Inc.*	230	6,231
Arcus Biosciences, Inc.*	824	16,925
Avid Bioservices, Inc.*(a)	984	15,203
Cara Therapeutics, Inc.*	712	2,264
Catalyst Pharmaceuticals, Inc.*	1,512	17,464
Certara, Inc.*(a)	1,664	34,578
Coherus Biosciences, Inc.*	1,020	4,172
Community Health Systems, Inc.*	1,978	6,468
Computer Programs and Systems, Inc.*	223	5,321
CONMED Corp. (a)	481	58,345
Cross Country Healthcare, Inc.*	559	14,254
Cutera, Inc.*(a)	281	4,724
Cytokinetics, Inc.*(a)	1,494	56,309
Dynavax Technologies Corp.*	1,874	21,420
Eagle Pharmaceuticals, Inc.*	164	3,403
Embecta Corp.	903	24,986
Emergent BioSolutions, Inc.*	702	5,988
Enanta Pharmaceuticals, Inc.*	310	7,279
Ensign Group, Inc.	880	77,977
Fulgent Genetics, Inc.*	311	12,368
Glaukos Corp.*	753	42,936
HealthStream, Inc.	381	8,771
Innoviva, Inc.*	992	13,382
Inogen, Inc.*	361	3,801
Integer Holdings Corp.*	523	42,813
Ironwood Pharmaceuticals, Inc.*	2,107	22,924
iTeos Therapeutics, Inc.*	387	6,300
Ligand Pharmaceuticals, Inc.*	254	17,800
Merit Medical Systems, Inc.*	898	73,995
ModivCare, Inc.*	201	9,031
Myriad Genetics, Inc.*	1,280	28,237
NextGen Healthcare, Inc.*(a)	846	13,172
OraSure Technologies, Inc.*	1,145	5,759
Orthofix Medical, Inc.*	540	10,093
Owens & Minor, Inc.*	1,204	24,453
Pediatrix Medical Group, Inc.*	1,294	17,210
Phibro Animal Health Corp., Class A	307	4,083
Prestige Consumer Healthcare, Inc.*	785	44,926
RadNet, Inc.*	770	22,284
REGENXBIO, Inc.*	595	10,252
Select Medical Holdings Corp.	1,644	44,996
uniQure NV*	650	12,538
US Physical Therapy, Inc.	232	23,699
Vanda Pharmaceuticals, Inc.*	896	5,331
Varex Imaging Corp.*	631	13,907
Veradigm, Inc.*	1,725	20,320
Vericel Corp.*	746	23,962
Vir Biotechnology, Inc.*	1,198	31,951
Xencor, Inc.*	946	25,637

(Cost $1,207,474)		1,140,365

Industrials - 16.8%
AAON, Inc.	664	57,509
ABM Industries, Inc.	1,044	46,103
Alamo Group, Inc.	162	26,967
Allegiant Travel Co.*	247	24,080
American Woodmark Corp.*	262	15,589
Applied Industrial Technologies, Inc.	610	75,006
ArcBest Corp.	383	32,088
Arcosa, Inc.	764	50,164
Astec Industries, Inc.	359	13,233
AZZ, Inc.	393	13,720
Barnes Group, Inc.	799	31,441
Boise Cascade Co.	623	44,744
Brady Corp., Class A	729	34,759
Comfort Systems USA, Inc.	565	83,609
CSG Systems International, Inc.	475	22,790
Deluxe Corp.	680	10,350
Dycom Industries, Inc.*	467	47,368
Encore Wire Corp. (a)	290	47,464
Enerpac Tool Group Corp.	899	22,853
EnPro Industries, Inc.	329	33,255
Federal Signal Corp.	957	50,711
Forward Air Corp.	420	40,853
GEO Group, Inc.*	1,960	14,622
Gibraltar Industries, Inc.*	489	25,575
Granite Construction, Inc.	690	24,971
Greenbrier Cos., Inc.	518	14,074
Griffon Corp.	749	23,608
Harsco Corp.*	1,255	10,617
Heartland Express, Inc.	735	11,466
Heidrick & Struggles International, Inc.	313	7,590
Hillenbrand, Inc.	1,096	52,575
HNI Corp.	727	18,538
Hub Group, Inc., Class A*	516	37,957
Interface, Inc.	918	6,362
John Bean Technologies Corp.	503	53,625
Kelly Services, Inc., Class A	546	9,544
Kennametal, Inc.	1,273	31,723
Korn Ferry	832	39,104
Lindsay Corp.	174	20,497
Liquidity Services, Inc.*	379	5,734
Matson, Inc.	597	40,793
Matthews International Corp., Class A	480	18,480
MillerKnoll, Inc.	1,193	16,165
MYR Group, Inc.*	262	33,405
NOW, Inc.*	1,746	15,522
OPENLANE Inc.*	1,721	25,849
Pitney Bowes, Inc.	2,556	8,486

Powell Industries, Inc.	144	8,280
Proto Labs, Inc.*	428	13,165
Quanex Building Products Corp.	525	11,030
Resideo Technologies, Inc.*	2,304	36,933
Resources Connection, Inc.	501	7,655
SkyWest, Inc.*	800	23,928
SPX Technologies, Inc.*	713	54,445
Standex International Corp.	189	25,740
Tennant Co.	294	21,491
Trinity Industries, Inc.	1,286	27,199
TrueBlue, Inc.*	517	8,551
TTEC Holdings, Inc.	298	9,453
Veritiv Corp.	213	22,491
Viad Corp.*	326	7,570
Wabash National Corp.	753	17,658

(Cost $1,607,186)		1,687,127

Information Technology - 14.7%
8x8, Inc.*	1,785	7,283
A10 Networks, Inc.	1,013	15,084
Adeia, Inc.	1,658	16,265
ADTRAN Holdings, Inc.	1,116	9,944
Agilysys, Inc.*	314	23,343
Alarm.com Holdings, Inc.*	788	39,573
Arlo Technologies, Inc.*	1,398	13,519
Axcelis Technologies, Inc.*	518	81,611
Badger Meter, Inc.	462	63,696
Benchmark Electronics, Inc.	555	13,103
Cohu, Inc.*	752	28,832
Consensus Cloud Solutions, Inc.*	279	10,169
CTS Corp.	503	22,972
Digi International, Inc.*	564	20,276
Digital Turbine, Inc.*	1,426	13,034
Diodes, Inc.*	718	64,505
Ebix, Inc.	371	7,390
ePlus, Inc.*	425	20,991
Extreme Networks, Inc.*	2,040	42,024
Fabrinet*	578	65,441
FARO Technologies, Inc.*	297	4,482
FormFactor, Inc.*	1,216	38,049
Harmonic, Inc.*	1,736	30,571
Insight Enterprises, Inc.*	479	64,770
InterDigital, Inc.	425	35,292
Itron, Inc.*	713	48,291
Kulicke & Soffa Industries, Inc.	895	47,328
LivePerson, Inc.*	1,108	4,077
LiveRamp Holdings, Inc.*	1,022	24,875
Methode Electronics, Inc.	570	24,538
NETGEAR, Inc.*	457	6,412
NetScout Systems, Inc.*	1,065	32,504
OneSpan, Inc.*	558	8,448
Onto Innovation, Inc.*	782	83,948
OSI Systems, Inc.*	247	29,395
Plexus Corp.*	437	39,627
Progress Software Corp. (a)	684	41,040
Rambus, Inc.*	1,698	108,604
Rogers Corp.*	297	46,769
ScanSource, Inc.*	400	11,504
Semtech Corp.*	1,008	21,914
SPS Commerce, Inc.*	569	88,650
Veeco Instruments, Inc.*(a)	812	19,821
Viavi Solutions, Inc.*	3,551	34,942

(Cost $1,256,952)		1,474,906

Materials - 5.8%
AdvanSix, Inc.	436	14,344
American Vanguard Corp.	439	7,489
Arconic Corp.*	1,602	46,314
Balchem Corp.	507	62,680
Carpenter Technology Corp.	767	34,983
Century Aluminum Co.*	808	6,335
Clearwater Paper Corp.*	265	8,053
Compass Minerals International, Inc.	539	17,102
Hawkins, Inc.	299	14,035
Haynes International, Inc.	199	8,641
HB Fuller Co.	848	53,373
Innospec, Inc.	391	36,113
Kaiser Aluminum Corp.	252	15,221
Koppers Holdings, Inc.	330	9,557
Livent Corp.*(a)	2,833	65,301
Materion Corp.	324	32,510
Minerals Technologies, Inc.	513	28,528
Quaker Chemical Corp. (a)	215	40,809
Stepan Co.	334	30,711
SunCoke Energy, Inc.	1,314	8,922
TimkenSteel Corp.*	625	10,644
Trinseo PLC	552	6,856
Warrior Met Coal, Inc.	816	26,749

(Cost $612,075)		585,270

Real Estate - 7.5%
Acadia Realty Trust REIT	1,482	19,073
Alexander & Baldwin, Inc. REIT	1,150	21,068
American Assets Trust, Inc. REIT	827	15,754
Anywhere Real Estate, Inc.*	1,759	10,677
Armada Hoffler Properties, Inc. REIT	1,067	11,780
Brandywine Realty Trust REIT	2,719	10,604
CareTrust REIT, Inc. REIT	1,565	30,361
Centerspace REIT	235	13,820
Chatham Lodging Trust REIT	778	7,305
Cushman & Wakefield PLC*	2,565	20,340
DiamondRock Hospitality Co. REIT	3,298	25,889
Easterly Government Properties, Inc. REIT (a)	1,421	19,724
Elme Communities REIT	1,367	20,655

Four Corners Property Trust, Inc. REIT	1,325	34,053
Getty Realty Corp. REIT	678	23,235
Hudson Pacific Properties, Inc. REIT	2,025	9,457
Innovative Industrial Properties, Inc. REIT	441	29,150
JBG SMITH Properties REIT	1,560	22,090
Kennedy-Wilson Holdings, Inc.	1,850	28,546
LTC Properties, Inc. REIT	635	20,390
LXP Industrial Trust REIT	4,350	44,979
Office Properties Income Trust REIT	770	5,575
Pebblebrook Hotel Trust REIT (a)	2,080	28,205
Retail Opportunity Investments Corp. REIT	1,942	23,692
RPT Realty REIT	1,336	12,452
SITE Centers Corp. REIT	2,877	34,294
SL Green Realty Corp. REIT	1,015	23,477
St Joe Co. (a)	540	25,115
Summit Hotel Properties, Inc. REIT	1,681	11,011
Sunstone Hotel Investors, Inc. REIT	3,320	32,768
Tanger Factory Outlet Centers, Inc. REIT (a)	1,644	33,488
Uniti Group, Inc. REIT	3,732	13,883
Urban Edge Properties REIT	1,834	24,447
Veris Residential, Inc. REIT*	1,261	20,378
Whitestone REIT	700	6,146
Xenia Hotels & Resorts, Inc. REIT	1,800	20,970

(Cost $931,477)		754,851

Utilities - 2.4%
American States Water Co.	583	51,782
Avista Corp.	1,164	48,131
California Water Service Group	865	49,227
Middlesex Water Co.	278	22,618
Northwest Natural Holding Co.	553	23,613
SJW Group	420	32,143
Unitil Corp.	252	13,278

(Cost $234,825)		240,792

TOTAL COMMON STOCKS (Cost $10,521,690)		10,023,473

OTHER INVESTMENTS - 0.0%
Health Care - 0.0%
Omniab, Inc. $12.50 Earnout*(b)(c)	105	0
Omniab, Inc. $15.00 Earnout*(b)(c)	105	0

(Cost $0)		0

TOTAL OTHER INVESTMENTS (Cost $0)		0

EXCHANGE-TRADED FUNDS - 0.3%
SPDR Portfolio S&P 600 Small Cap ETF
(Cost $29,594)	813	29,341

SECURITIES LENDING COLLATERAL - 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.03% (d)(e)
(Cost $16,504)	16,504	16,504

CASH EQUIVALENTS - 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.04% (d)
(Cost $3,092)	3,092	3,092

TOTAL INVESTMENTS - 100.1% (Cost $10,570,880)		$10,072,410
Other assets and liabilities, net - (0.1%)		(6,798)

NET ASSETS - 100.0%		$10,065,612

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2023	Value ($) at 5/31/2023
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.03% (d)(e)
22,525	—	(6,021) (f)	—	—	237	—	16,504	16,504
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 5.04% (d)
33,982	324,808	(355,698)	—	–	186	—	3,092	3,092

56,507	324,808	(361,719)	—	—	423	—	19,596	19,596

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2023 amounted to $835,228, which is 8.3% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)

Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $858,791.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2023.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$10,023,473	$—	$—	$10,023,473
Other Investments	—	—	0	0
Exchange-Traded Funds	29,341	—	—	29,341
Short-Term Investments (a)	19,596	—	—	19,596

TOTAL	$10,072,410	$—	$0	$10,072,410

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

SMLE-PH3

R-089711-1 (5/24) DBX005195 (5/24)